Taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Taxes
Cumulative net operating loss	$ 3,200,000	$ 24,600,000
Enterprise Income Tax	25.00%
Valuation allowance	$ 3,300,000	7,100,000
Recovery in valuation allowance	$ (3,800,000)	$ 7,000,000.0	$ (226,799)